Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Short-Term Borrowings
Schedule of short-term borrowing

	December 31,	December 31,
	2019	2020
	(in thousands)
Unsecured borrowings	$57,339	-
Secured borrowings	$164,000	104,000
Unused credit lines	$242,476	280,921

Interest rate-unsecured borrowings	1.04403%~2.96453%	-
Interest rate-secured borrowings	0.35%~0.78%	0.33%~0.40%

Schedule of reconciliation of liabilities to cash flows arising from financing activities

The reconciliation of borrowings to cash flows arising from financing activities was as follows:

	Unsecured	Secured
	borrowings	borrowings
	(in thousands)
January 1, 2019	$20,000	164,000
Change from financing activities:
Proceeds from borrowings	244,224	158,000
Repayments of borrowings	(207,006)	(158,000)
Total changes from financing activities	37,128	-
Other changes:
Effect of exchange rate changes	121	-
Total liability-related other changes	121	-
December 31,2019	57,339	164,000
Change from financing activities:
Proceeds from borrowings	208,137	278,000
Repayments of borrowings	(265,355)	(338,000)
Total changes from financing activities	(57,218)	(60,000)
Other changes:
Effect of exchange rate changes	(121)	-
Total liability-related other changes	(121)	-

December 31,2020	$-	104,000